Note 2 - Business Combination - Acquired Loans (Details) - Planters First Bank [Member]	Oct. 22, 2018 USD ($)
Contractually Required Payments Receivable	$ 20,749,515
Cash Flows Expected To Be Collected	20,749,515
Discounted FMV Adjustments	319,244
Carrying Value of Loans Receivable	$ 20,430,271